Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 27, 2017
Registrant Name	GraniteShares ETF Trust
Central Index Key	0001689873
Amendment Flag	false
Document Creation Date	Oct. 27, 2017
Document Effective Date	Oct. 27, 2017
Prospectus Date	Oct. 27, 2017
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Risk/Return:
Trading Symbol	COMB
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Risk/Return:
Trading Symbol	COMG